                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:

Check here if Amendment [   ]; Amendment Number:
    This Amendment (Check only one.):  [   ] is a restatement.
                                       [   ] adds new holdings
                                             entries.

Institutional Investment Manager Filing this Report:

Name:    RH Capital Associates LLC
Address: 55 Harristown Road
         Glen Rock, New Jersey



Form 13F File Number: 28-6196

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Robert Horwitz
Title:   Managing Member
Phone:   (201) 444-2850

Signature, Place, and Date of Signing:

         /s/ Robert Horwitz  Glen Rock, New Jersey   May 17, 1999
         __________________  _____________________   ____________
            [Signature]          [City, State]         [Date]

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]     13F NOTICE.  (Check here if no holdings reported are in
         this report, and all holdings are reported by other reporting manager(s).)

[  ]     13F COMBINATION REPORT.  (Check here if a portion of the
         holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number     Name

         28-
         [Repeat as necessary.]

                      Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 41

Form 13F Information Table Value Total:     $126,968
                                              [thousands]


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.       Form 13F File Number     Name

                   28-

         [Repeat as necessary.]

                   Form 13F INFORMATION TABLE

                                                    VALUE   SHRS OR  SH/  PUT/  INVESTMENT    OTHER        VOTING AUTHORITY
       NAME OF ISSUER   TITLE OF CLASS    CUSIP   (X$1000)  PRN AMT  PRN  CALL  DISCRETION  MANAGERS    SOLE    SHARED    NONE
   -------------------- --------------- --------  --------  -------  ---  ----  ----------  --------  -------- --------- -------
D AAVID THERMAL TECH    COM             002539104   1244    90500.00 SH           SOLE              90500.00
D AMPHENOL CORP-CL A    COM             032095101    919    24024.00 SH           SOLE              24024.00
D ASST LIVING CONCEPTS  COM             04543l109   2166   607800.00 SH           SOLE             607800.00
D AT&T CORP             COM             001957109   4541    56892.00 SH           SOLE              56892.00
D AUTOMOBILE PROTECT    COM             052905106    560    70000.00 SH           SOLE              70000.00
D AVIRON                COM             053762100   1179    58200.00 SH           SOLE              58200.00
D AVIS RENT A CAR INC   COM             053790101   2160    78000.00 SH           SOLE              78000.00
D BEL FUSE INC-CL B     COM             077347300   1606    51800.00 SH           SOLE              51800.00
D BROOKSTONE INC        COM             114537103    928    73500.00 SH           SOLE              73500.00
D CISCO SYSTEMS INC     COM             17275R102    452     4125.00 SH           SOLE               4125.00
D COMMSCOPE INC         COM             203372107   1738    83000.00 SH           SOLE              83000.00
D COMPUTRON             COM             205631104    685   609000.00 SH           SOLE             609000.00
D DELPHI INFO SYS       COM             247171200   2882   339000.00 SH           SOLE             339000.00
D DUFF/PHELPS CR RATE   COM             26432F109  11276   215300.00 SH           SOLE             215300.00
D FRONTIER CORP         COM             35906p105   3631    70000.00 SH           SOLE              70000.00
D GENERAL INSTRUMENT    COM             370120107   1213    40000.00 SH           SOLE              40000.00
D HARRIS SAVINGS BANK   COM             413086109    422    35000.00 SH           SOLE              35000.00
D HUSSMAN INT'L         COM             448110106   3994   271900.00 SH           SOLE             271900.00
D INSO CORP             COM             457674109   2548   336900.00 SH           SOLE             336900.00
D JEFFERIES GROUP INC   COM             472319102   9900   208700.00 SH           SOLE             208700.00
D LIBERTE INVESTORS     COM             530154103    592   178800.00 SH           SOLE             178800.00
D LIBERTY MEDIA GR. A   COM             001957208  12683   241000.00 SH           SOLE             241000.00
D MICRO WAREHOUSE INC   COM             59501b105   1209    75000.00 SH           SOLE              75000.00
D MORTONS RESTAURANT    COM             619429103   3091   199400.00 SH           SOLE             199400.00
D NETWORK ASSOC.        COM             579057100   3698   120500.00 SH           SOLE             120500.00
D OSHKOSH CL A          COM             688222207   1587    89700.00 SH           SOLE              89700.00
D OSTEX INTERNATIONAL   COM             68859q101    138   105000.00 SH           SOLE             105000.00
D PIER ONE IMPORTS      COM             720279108    641    78900.00 SH           SOLE              78900.00
D PLATINUM TECHNOLOGY   COM             72764t101   3978   156000.00 SH           SOLE             156000.00
D R H DONNELLY          COM             7495w3079   6844   443300.00 SH           SOLE             443300.00
D RACING CHAMPIONS      COM             750069106    513    46600.00 SH           SOLE              46600.00
D ROHN INDUSTRIES INC   COM             775381106   1148   517300.00 SH           SOLE             517300.00
D SAP AG ADR            COM             803054204    395    15000.00 SH           SOLE              15000.00
D SCP POOLS             COM             784028102   2275   162500.00 SH           SOLE             162500.00
D SECURITY DYNAMICS     COM             814208104   1024    55000.00 SH           SOLE              55000.00
D STERLING COMMERCE     COM             859205106    923    30000.00 SH           SOLE              30000.00
D SUNGLASS HUT          COM             86736f106   2363   225000.00 SH           SOLE             225000.00
D TOTAL RENAL CARE      COM             89151a107   3180   289100.00 SH           SOLE             289100.00
D UNIFY CORP            COM             904743101   4193   279500.00 SH           SOLE             279500.00
D UNITED INT'L HOLD     COM             910734102  20058   461100.00 SH           SOLE             461100.00
D YOUNG BROADCASTING    COM             987434107   2395    52500.00 SH           SOLE              52500.00




                                4




S REPORT SUMMARY        41 DATA
                        RECORDS                     126968
0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED

















































                                5
42255001.AF0